As filed with the U.S. Securities and Exchange Commission on November 10, 2025

Securities Act File No. 033-49552

Investment Company Act File No. 811-06740

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 155	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 161

Legg Mason Partners Institutional Trust*

(Exact Name of Registrant as Specified in Charter)

One Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (800) 625-4554

Name and address of agent for service:	Copy to:

Marc De Oliveira	Bryan Chegwidden, Esq.	Adam M. Schlichtmann, Esq.
Franklin Templeton	Ropes & Gray LLP	Ropes & Gray LLP
100 First Stamford Place	1211 Avenue of the Americas	Prudential Tower, 800 Boylston Street
Stamford, Connecticut 06902	New York, New York 10036	Boston, Massachusetts 02199

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 9, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This Post-Effective Amendment No. 155 (this “Amendment”) to the Registration Statement of Legg Mason Partners Institutional Trust on Form N-1A (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 9, 2025 as the new effective date for Post-Effective Amendment No. 154 to the Registration Statement (“Post-Effective Amendment No. 154”), filed pursuant to Rule 485(a) under the Securities Act on September 15, 2025. This Amendment relates solely to Western Asset Institutional U.S. Treasury Reserves and is not intended to amend or supersede any information contained in Post-Effective Amendment No. 154.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 154.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 10th day of November, 2025.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional U.S. Treasury Reserves

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 10th day of November, 2025.

Signature	Title

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee

/s/ Christopher Berarducci Christopher Berarducci	Principal Financial Officer and Treasurer

/s/ Robert Abeles, Jr.* Robert Abeles, Jr.	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Anita L. DeFrantz* Anita L. DeFrantz	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Ronald L. Olson* Ronald L. Olson	Trustee

/s/ Avedick B. Poladian* Avedick B. Poladian	Trustee

/s/ William E.B. Siart* William E.B. Siart	Trustee

/s/ Jaynie M. Studenmund* Jaynie M. Studenmund	Trustee

/s/ Peter J. Taylor* Peter J. Taylor	Trustee

/s/ Michael Larson* Michael Larson	Trustee

*By:	/s/ Jane E. Trust
Jane E. Trust

*	Attorney in Fact, pursuant to Power of Attorney.